Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Prepayments on flight equipment at beginning of period	$2,954,478	$3,024,520
Prepayments made during the period, net	270,032	1,329,110
Interest paid and capitalized during the period	49,144	97,327
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,161,995)	(1,496,479)
Prepayments on flight equipment at end of period	$2,111,659	$2,954,478

Schedule of unrecorded contractual commitments for purchase of flight equipment
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
Purchase obligations (a) (b)	$1,511,360	$2,519,296	$3,099,701	$2,962,120	$2,525,185	$1,508,043	$14,125,705

(a)As of December 31, 2020, we had commitments to purchase 284 aircraft and two purchase and leaseback transactions. The timing of our purchase obligations is based on current estimates. Due to the current Covid-19 pandemic, we expect that the delivery of many of our aircraft on order will be delayed to future periods. We have incorporated expected delivery delays into the table above. In addition, we have the right to reschedule the delivery dates of certain of our aircraft to future dates.
(b)The delivery positions of our Boeing 737 MAX aircraft are based on our best estimates and incorporate the information currently available to us. Our estimates may be different from the actual delivery dates, and will depend on the speed at which Boeing is able to deliver our aircraft on order to us.